Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenues			$ 0	$ 7,585,000
Operating costs and expenses:
Cost of research and development revenue			0	(156,119)
Research and development	$ (463,782)	$ (706,271)	(2,883,952)	(4,060,000)
General and administrative	(863,373)	(1,122,072)	(4,392,375)	(6,937,643)
Loss from operations	(1,327,155)	(1,828,343)	(7,276,327)	(3,568,762)
Other income (expense):
Other expense (expense)	(245)	5,398	(24,640)	(24,552)
Interest income (expense)	150	427	509	(1,818)
Total other expense	(95)	5,825	(24,131)	(26,370)
Net loss	(1,327,250)	(1,822,518)	$ (7,300,458)	$ (3,595,132)
Deemed dividend	(3,879,447)	0
Net loss applicable to common stockholders	$ (5,206,697)	$ (1,822,518)
Basic and diluted loss per share	$ (6.45)	$ (2.51)	$ (9.66)	$ (4.98)
Weighted-average shares of common stock outstanding, basic and diluted	806,976	726,462	756,015	722,147
Licenses [Member]
Revenue
Total revenues			$ 0	$ 7,500,000
Collaboration Services [Member]
Revenue
Total revenues			$ 0	$ 85,000